Property, Plant and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense, inclusive of capital lease amortization	$ 3,009	$ 2,234	$ 5,685	$ 4,216	$ 9,906	$ 7,531
Land and Building [Member] | Glasswall [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment, Total						$ 4,944